Net debt - Composition of net debt (Details) - GBP (£)	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and financial investments	£ 2,233,000,000		£ 3,023,000,000	£ 9,880,000,000
Borrowings and bank overdrafts	(28,730,000,000)		(26,625,000,000)	(28,638,000,000)
Financing derivatives	(32,000,000)	£ 600,000,000	600,000,000	(516,000,000)	£ (106,000,000)
Net debt position	(26,529,000,000)	£ (23,034,000,000)	(23,002,000,000)	(19,274,000,000)	£ (25,325,000,000)
Interest shareholder loan	£ 23,000,000		£ 27,000,000	£ 0